Property and Equipment (Property and Equipment) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Leasehold Improvements, Gross	$ 350	$ 322
Machinery and Equipment, Gross	1,550	1,435
Computer and office equipment	9,101	9,119
Furniture and Fixtures, Gross	136	123
Capital Leased Assets, Gross	6,652	6,529
Property, Plant and Equipment, Other, Gross	67	67
Property, Plant and Equipment, Gross	17,856	17,595
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(16,040)	(13,952)
Construction in Progress, Gross	744	62
Property, Plant and Equipment, Net	2,560	3,705
Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation	$ 2,700	$ 3,100	$ 2,100